Contract Liabilities - Schedule of Contract Liabilities (Details)	Nov. 30, 2024 HKD ($)	Nov. 30, 2024 USD ($)	Nov. 30, 2023 HKD ($)
Schedule of Contract Liabilities [Abstract]
Advance from customers	$ 128,400	$ 16,503	$ 1,519,584
Total	$ 128,400	$ 16,503	$ 1,519,584